Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 1,518,907	$ 1,298,871	$ 1,347,724
Cost of revenue	(1,198,715)	(973,180)	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	143,081	87,858	215,941
Loss from changes in net realizable value of agricultural produce after harvest	(28,437)	1,838	(22,293)
Margin on manufacturing and agricultural activities before operating expenses	434,836	415,387	465,625
General and administrative expenses	(103,880)	(70,320)	(84,287)
Selling expenses	(153,482)	(129,092)	(143,515)
Other operating income, net	4,824	25,590	1,870
Bargain purchase gain on acquisition	0	0	10,107
Profit from operations	182,298	241,565	249,800
Depreciation and amortization	(226,157)	(200,018)	(191,040)
Net (loss) gain from Fair value adjustment of investment property	(23,375)	10,620	(2,961)
Impairment of assets destroyed by fire	(14,259)	0	0
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	42,529	(143,570)	(3,983)
Cost of revenue	(35,930)	108,028	2,990
Initial recognition and changes in fair value of biological assets and agricultural produce	13,249	(13,314)	1,753
Loss from changes in net realizable value of agricultural produce after harvest	(2,597)	(736)	136
Margin on manufacturing and agricultural activities before operating expenses	17,251	(49,592)	896
General and administrative expenses	(5,833)	19,231	220
Selling expenses	(4,725)	21,713	516
Other operating income, net	(3,501)	(5,912)	(823)
Bargain purchase gain on acquisition			37
Profit from operations	3,192	(14,560)	846
Depreciation and amortization	(2,913)	11,557	165
Net (loss) gain from Fair value adjustment of investment property	(4,650)	(755)	(197)
Impairment of assets destroyed by fire	(97)
Operating segments
Disclosure of operating segments [line items]
Revenue	1,476,378	1,442,441	1,351,707
Cost of revenue	(1,162,785)	(1,081,208)	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	129,832	101,172	214,188
Loss from changes in net realizable value of agricultural produce after harvest	(25,840)	2,574	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	417,585	464,979	464,729
General and administrative expenses	(98,047)	(89,551)	(84,507)
Selling expenses	(148,757)	(150,805)	(144,031)
Other operating income, net	8,325	31,502	2,693
Bargain purchase gain on acquisition			10,070
Profit from operations	179,106	256,125	248,954
Depreciation and amortization	(223,244)	(211,575)	(191,205)
Net (loss) gain from Fair value adjustment of investment property	(18,725)	11,375	(2,764)
Impairment of assets destroyed by fire	(14,162)
Corporate
Disclosure of operating segments [line items]
Revenue		0	0
Cost of revenue		0	0
Initial recognition and changes in fair value of biological assets and agricultural produce		0	0
Loss from changes in net realizable value of agricultural produce after harvest		0	0
Margin on manufacturing and agricultural activities before operating expenses		0	0
General and administrative expenses		(23,061)	(23,413)
Selling expenses		(305)	(257)
Other operating income, net		(309)	(136)
Bargain purchase gain on acquisition			0
Profit from operations		(23,675)	(23,806)
Depreciation and amortization		(1,275)	22
Net (loss) gain from Fair value adjustment of investment property		0	0
Farming | Operating segments
Disclosure of operating segments [line items]
Revenue	768,424	720,134	720,947
Cost of revenue	(663,945)	(576,638)	(622,896)
Initial recognition and changes in fair value of biological assets and agricultural produce	88,666	6,736	106,122
Loss from changes in net realizable value of agricultural produce after harvest	(26,394)	2,730	(21,495)
Margin on manufacturing and agricultural activities before operating expenses	166,751	152,962	182,678
General and administrative expenses	(47,416)	(40,899)	(39,177)
Selling expenses	(75,689)	(81,345)	(93,609)
Other operating income, net	(15,272)	29,348	(52)
Bargain purchase gain on acquisition			10,070
Profit from operations	28,374	60,066	59,910
Depreciation and amortization	(32,715)	(34,397)	(30,307)
Net (loss) gain from Fair value adjustment of investment property	(18,725)	11,375	(2,764)
Impairment of assets destroyed by fire	(14,162)
Farming | Crops
Disclosure of operating segments [line items]
Revenue	249,196	166,253	277,751
Cost of revenue	(226,333)	(143,879)	(255,595)
Initial recognition and changes in fair value of biological assets and agricultural produce	33,050	(10,327)	64,061
Loss from changes in net realizable value of agricultural produce after harvest	(22,436)	1,994	(21,359)
Margin on manufacturing and agricultural activities before operating expenses	33,477	14,041	64,858
General and administrative expenses	(20,139)	(9,913)	(13,310)
Selling expenses	(18,300)	(16,114)	(31,682)
Other operating income, net	(5,052)	15,285	(341)
Bargain purchase gain on acquisition			0
Profit from operations	(10,014)	3,299	19,525
Depreciation and amortization	(6,399)	(5,421)	(7,978)
Net (loss) gain from Fair value adjustment of investment property	(638)	9,549	(2,342)
Impairment of assets destroyed by fire	(14,259)
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	13,068	(50,659)	(2,578)
Cost of revenue	(12,424)	45,075	2,330
Initial recognition and changes in fair value of biological assets and agricultural produce	4,703	(5,465)	1,494
Loss from changes in net realizable value of agricultural produce after harvest	(2,656)	(736)	136
Margin on manufacturing and agricultural activities before operating expenses	2,691	(11,785)	1,382
General and administrative expenses	(1,517)	4,866	2
Selling expenses	(1,060)	6,336	212
Other operating income, net	252	(4,721)	(804)
Bargain purchase gain on acquisition			0
Profit from operations	366	(5,304)	792
Depreciation and amortization	(701)	2,909	39
Net (loss) gain from Fair value adjustment of investment property	(50)	(650)	(158)
Impairment of assets destroyed by fire	(97)
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Revenue	236,128	216,912	280,329
Cost of revenue	(213,909)	(188,954)	(257,925)
Initial recognition and changes in fair value of biological assets and agricultural produce	28,347	(4,862)	62,567
Loss from changes in net realizable value of agricultural produce after harvest	(19,780)	2,730	(21,495)
Margin on manufacturing and agricultural activities before operating expenses	30,786	25,826	63,476
General and administrative expenses	(18,622)	(14,779)	(13,312)
Selling expenses	(17,240)	(22,450)	(31,894)
Other operating income, net	(5,304)	20,006	463
Bargain purchase gain on acquisition			0
Profit from operations	(10,380)	8,603	18,733
Depreciation and amortization	(5,698)	(8,330)	(8,017)
Net (loss) gain from Fair value adjustment of investment property	(588)	10,199	(2,184)
Impairment of assets destroyed by fire	(14,162)
Farming | Rice
Disclosure of operating segments [line items]
Revenue	260,440	230,192	204,201
Cost of revenue	(218,295)	(170,258)	(160,426)
Initial recognition and changes in fair value of biological assets and agricultural produce	53,436	(4,301)	16,557
Loss from changes in net realizable value of agricultural produce after harvest	(6,555)	0	0
Margin on manufacturing and agricultural activities before operating expenses	89,026	55,633	60,332
General and administrative expenses	(18,280)	(11,273)	(15,314)
Selling expenses	(32,506)	(26,449)	(34,436)
Other operating income, net	(18,340)	7,218	(544)
Bargain purchase gain on acquisition			10,107
Profit from operations	19,900	25,129	20,145
Depreciation and amortization	(15,855)	(10,812)	(12,117)
Net (loss) gain from Fair value adjustment of investment property	(22,737)	1,071	(619)
Impairment of assets destroyed by fire	0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	12,242	(26,155)	(195)
Cost of revenue	(10,029)	8,064	(379)
Initial recognition and changes in fair value of biological assets and agricultural produce	7,656	(1,813)	525
Loss from changes in net realizable value of agricultural produce after harvest	59	0	0
Margin on manufacturing and agricultural activities before operating expenses	9,928	(19,904)	(49)
General and administrative expenses	(1,255)	4,436	173
Selling expenses	(1,735)	6,958	229
Other operating income, net	(4,288)	(252)	(37)
Bargain purchase gain on acquisition			37
Profit from operations	2,650	(8,762)	353
Depreciation and amortization	(1,057)	4,342	98
Net (loss) gain from Fair value adjustment of investment property	(4,600)	(105)	(39)
Impairment of assets destroyed by fire	0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Revenue	248,198	256,347	204,396
Cost of revenue	(208,266)	(178,322)	(160,047)
Initial recognition and changes in fair value of biological assets and agricultural produce	45,780	(2,488)	16,032
Loss from changes in net realizable value of agricultural produce after harvest	(6,614)	0	0
Margin on manufacturing and agricultural activities before operating expenses	79,098	75,537	60,381
General and administrative expenses	(17,025)	(15,709)	(15,487)
Selling expenses	(30,771)	(33,407)	(34,665)
Other operating income, net	(14,052)	7,470	(507)
Bargain purchase gain on acquisition			10,070
Profit from operations	17,250	33,891	19,792
Depreciation and amortization	(14,798)	(15,154)	(12,215)
Net (loss) gain from Fair value adjustment of investment property	(18,137)	1,176	(580)
Impairment of assets destroyed by fire	0
Farming | Dairy
Disclosure of operating segments [line items]
Revenue	301,317	180,119	235,012
Cost of revenue	(255,247)	(154,473)	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	15,429	8,050	27,257
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	61,499	33,696	58,384
General and administrative expenses	(12,687)	(6,955)	(10,197)
Selling expenses	(29,593)	(17,176)	(26,974)
Other operating income, net	4,614	912	(11)
Bargain purchase gain on acquisition			0
Profit from operations	23,833	10,477	21,202
Depreciation and amortization	(13,247)	(7,061)	(10,018)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	17,219	(66,756)	(1,210)
Cost of revenue	(13,477)	54,889	1,039
Initial recognition and changes in fair value of biological assets and agricultural produce	890	(6,036)	(266)
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	4,632	(17,903)	(437)
General and administrative expenses	(918)	3,456	181
Selling expenses	(1,915)	8,312	76
Other operating income, net	530	(960)	(3)
Bargain purchase gain on acquisition			0
Profit from operations	2,329	(7,095)	(183)
Depreciation and amortization	(1,028)	3,852	57
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Revenue	284,098	246,875	236,222
Cost of revenue	(241,770)	(209,362)	(204,924)
Initial recognition and changes in fair value of biological assets and agricultural produce	14,539	14,086	27,523
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	56,867	51,599	58,821
General and administrative expenses	(11,769)	(10,411)	(10,378)
Selling expenses	(27,678)	(25,488)	(27,050)
Other operating income, net	4,084	1,872	(8)
Bargain purchase gain on acquisition			0
Profit from operations	21,504	17,572	21,385
Depreciation and amortization	(12,219)	(10,913)	(10,075)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(27,595)	(16,588)	(23,549)
Selling expenses	721	(198)	(258)
Other operating income, net	299	(288)	(115)
Bargain purchase gain on acquisition			0
Profit from operations	(26,575)	(17,074)	(23,922)
Depreciation and amortization	(1,650)	(821)	(7)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(2,143)	6,473	(136)
Selling expenses	(15)	107	(1)
Other operating income, net	5	21	21
Bargain purchase gain on acquisition			0
Profit from operations	(2,153)	6,601	(116)
Depreciation and amortization	(127)	454	(29)
Net (loss) gain from Fair value adjustment of investment property	0	0	0
Impairment of assets destroyed by fire	0
Corporate | Corporate
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of revenue	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Loss from changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(25,452)	(23,061)	(23,413)
Selling expenses	736	(305)	(257)
Other operating income, net	294	(309)	(136)
Bargain purchase gain on acquisition			0
Profit from operations	(24,422)	(23,675)	(23,806)
Depreciation and amortization	(1,523)	(1,275)	22
Net (loss) gain from Fair value adjustment of investment property	0	$ 0	$ 0
Impairment of assets destroyed by fire	$ 0